John Hancock
ESG All Cap Core Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 99.2%		$28,974,227
(Cost $20,580,341)
Communication services 8.2%		2,393,289
Diversified telecommunication services 1.7%
Verizon Communications, Inc.	8,882	510,537
Interactive media and services 4.7%
Alphabet, Inc., Class A (A)	914	1,359,986
Media 1.8%
The New York Times Company, Class A	11,330	522,766
Consumer discretionary 10.6%		3,092,077
Hotels, restaurants and leisure 0.9%
Starbucks Corp.	3,510	268,620
Internet and direct marketing retail 0.7%
Booking Holdings, Inc. (A)	130	216,077
Multiline retail 1.4%
Target Corp.	3,233	406,970
Specialty retail 4.7%
The Home Depot, Inc.	2,171	576,379
The TJX Companies, Inc.	7,315	380,307
Tractor Supply Company	2,841	405,524
Textiles, apparel and luxury goods 2.9%
Lululemon Athletica, Inc. (A)	1,559	507,595
NIKE, Inc., Class B	3,387	330,605
Consumer staples 7.0%		2,047,681
Food and staples retailing 1.4%
Costco Wholesale Corp.	1,241	403,983
Food products 2.4%
Lamb Weston Holdings, Inc.	4,963	298,177
McCormick & Company, Inc.	2,098	408,900
Household products 1.9%
The Procter & Gamble Company	4,343	569,454
Personal products 1.3%
Unilever NV, NY Shares	6,220	367,167
Energy 1.1%		329,143
Oil, gas and consumable fuels 1.1%
EOG Resources, Inc.	3,424	160,414
Marathon Petroleum Corp.	4,417	168,729
Financials 9.3%		2,712,245
Banks 5.1%
Bank of America Corp.	19,910	495,361
First Republic Bank	2,971	334,178
SVB Financial Group (A)	1,486	333,265
The PNC Financial Services Group, Inc.	2,971	316,917
Capital markets 0.7%
The Bank of New York Mellon Corp.	6,139	220,083
Insurance 3.5%
Aflac, Inc.	9,184	326,677
Reinsurance Group of America, Inc.	1,591	135,633
The Travelers Companies, Inc.	4,808	550,131
2	JOHN HANCOCK ESG ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care 15.4%		$4,484,490
Biotechnology 1.0%
Gilead Sciences, Inc.	4,327	300,856
Health care equipment and supplies 3.2%
Becton Dickinson and Company	1,094	307,786
Medtronic PLC	4,049	390,648
Stryker Corp.	1,192	230,414
Health care providers and services 4.5%
Anthem, Inc.	1,224	335,131
CVS Health Corp.	2,514	158,231
LHC Group, Inc. (A)	1,853	361,539
Quest Diagnostics, Inc.	3,608	458,469
Health care technology 0.9%
Omnicell, Inc. (A)	3,747	263,377
Life sciences tools and services 2.6%
Illumina, Inc. (A)	784	299,613
IQVIA Holdings, Inc. (A)	2,890	457,747
Pharmaceuticals 3.2%
AstraZeneca PLC, ADR	7,804	435,307
Merck & Company, Inc.	6,049	485,372
Industrials 7.3%		2,141,469
Aerospace and defense 0.5%
Hexcel Corp.	3,918	146,141
Building products 1.0%
Trane Technologies PLC	2,686	300,483
Commercial services and supplies 0.3%
Interface, Inc.	10,526	83,997
Construction and engineering 0.7%
Quanta Services, Inc.	5,233	209,163
Electrical equipment 1.2%
Eaton Corp. PLC	3,902	363,393
Machinery 2.3%
Wabtec Corp.	4,955	308,151
Xylem, Inc.	4,923	359,281
Road and rail 1.3%
J.B. Hunt Transport Services, Inc.	2,866	370,860
Information technology 29.6%		8,630,621
Electronic equipment, instruments and components 1.1%
IPG Photonics Corp. (A)	1,706	305,391
IT services 7.6%
Accenture PLC, Class A	1,543	346,836
Mastercard, Inc., Class A	2,653	818,530
PayPal Holdings, Inc. (A)	5,298	1,038,779
Semiconductors and semiconductor equipment 5.5%
Analog Devices, Inc.	2,604	299,069
ASML Holding NV, NYRS	1,241	438,967
First Solar, Inc. (A)	5,633	335,445
NXP Semiconductors NV	2,661	312,747
Xilinx, Inc.	2,082	223,503
Software 11.7%
Adobe, Inc. (A)	1,372	609,607
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	3

	Shares	Value
Information technology (continued)
Software (continued)
ANSYS, Inc. (A)	1,372	$426,143
Blackbaud, Inc.	3,045	190,434
Microsoft Corp.	7,127	1,461,106
Palo Alto Networks, Inc. (A)	1,445	369,804
salesforce.com, Inc. (A)	1,853	361,057
Technology hardware, storage and peripherals 3.7%
Apple, Inc.	2,572	1,093,203
Materials 4.2%		1,221,272
Chemicals 4.2%
Air Products & Chemicals, Inc.	1,731	496,157
Ecolab, Inc.	2,139	400,164
International Flavors & Fragrances, Inc.	2,580	324,951
Real estate 3.6%		1,064,810
Equity real estate investment trusts 3.1%
AvalonBay Communities, Inc.	1,249	191,247
SBA Communications Corp.	2,270	707,196
Real estate management and development 0.5%
Jones Lang LaSalle, Inc.	1,682	166,367
Utilities 2.9%		857,130
Electric utilities 1.1%
Avangrid, Inc.	6,759	336,531
Water utilities 1.8%
American Water Works Company, Inc.	3,535	520,599

	Yield (%)	Shares	Value
Short-term investments 0.7%			$212,217
(Cost $212,217)
Short-term funds 0.7%			212,217
Federated Government Obligations Fund, Institutional Class	0.0600(B)	212,217	212,217

Total investments (Cost $20,792,558) 99.9%	$29,186,444
Other assets and liabilities, net 0.1%	21,016
Total net assets 100.0%	$29,207,460

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-20.
The fund had the following country composition as a percentage of net assets on 7-31-20:
United States	89.4%
Ireland	3.6%
United Kingdom	2.7%
Netherlands	2.6%
Canada	1.7%
TOTAL	100.0%
4	JOHN HANCOCK ESG ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2020, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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